Preferred Stock (USD $)	12 Months Ended										92 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008		Dec. 31, 2013	Nov. 25, 2008
Details
Convertible Preferred Stock Series B Issued	1,116	[1],[2],[3]	1,030	[1],[2],[3]
Convertible Preferred Stock Series A Issued			419	[1],[2],[4]	575	[1],[2],[4]	810	[1],[2],[4]	562	[1],[2],[4]
Convertible Preferred Stock issued for cash												890	[1],[2],[4]
Preferred stock issued for bridge financing											$ 889,875
Accrued dividends	$ 861,872										$ 1,353,961

[1]	par value $0.10
[2]	$1,000 per share
[3]	Series B
[4]	Series A